Subsequent Events (Details) - USD ($)			1 Months Ended		6 Months Ended
	Mar. 23, 2022	Feb. 11, 2022	Jul. 18, 2022	Feb. 28, 2022	Jan. 19, 2023	Jan. 01, 2023	Sep. 19, 2022	Sep. 09, 2022	Aug. 18, 2022	Jun. 30, 2022	Apr. 25, 2022	Feb. 14, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Borrowing amount									$ 33,000
Non-refundable retainer				$ 350,000
Advisory fee	$ 1,750,000
Cash fee								$ 14,947,875			$ 7,600,000
Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Borrowing amount	267,000
Promissory note	$ 267,000
Trust account			$ 100,000
Loan amount			$ 450,000
Stockholder description			In connection with a stockholders’ vote at the Meeting on July 18, 2022, 15,466,711 shares of the Company’s Common Stock were tendered for redemption, resulting in a $156,533,843 reduction in the Trust Account balance. After the redemptions, the Trust Account balance was $18,048,122.
Forecast [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Trust account					$ 100,000
Deposited trust account							$ 100,000
CleanTech Investments LLC [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount			$ 150,000
CleanTech Sponsor I LLC [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount			$ 300,000
Diverse Marine [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Purchase price												$ 4,300,000
Diverse Marine [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Purchase price												$ 4,200,000
Kongsberg [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Purchase price						$ 1,100,000
Kongsberg [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Purchase price						$ 800,000
iXBlue [Member]
Subsequent Events (Details) [Line Items]
Purchase price													$ 1,700,000
Business Combination [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of total economics										50.00%			50.00%
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Percentage of total economics													35.00%
A Capital Markets Advisor [Member] | Business Combination [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Potential business combination		$ 350,000
B Capital Markets Advisor [Member] | Business Combination [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Potential business combination				$ 350,000